Document and Entity Information	Jan. 23, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 24, 2024
Entity Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 23, 2024
Document Effective Date	Jan. 24, 2024
Prospectus Date	Jan. 24, 2024
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF
Prospectus:
Trading Symbol	ARKQ